Share Capital - Summary Of The Model Used To Determine Fair Value Of Options (Detail)	12 Months Ended
	Nov. 30, 2020 yr $ / shares	Nov. 30, 2020 yr $ / shares	Nov. 30, 2019 $ / shares	Nov. 30, 2019 $ / shares
Disclosure Of The Model Used To Determine Fair Value Of Options [Line Items]
Option exercise price | (per share)	$ 2.35	$ 3.05	$ 6.15	$ 8.19
Stock Appreciation Rights [Member]
Disclosure Of The Model Used To Determine Fair Value Of Options [Line Items]
Risk-free interest rate	0.67%	0.67%
Expected volatility	64.60%	64.60%
Average option life in years	6.25	6.25
Grant-date share price | (per share)	$ 2.31	$ 3.00
Option exercise price | (per share)	$ 2.31	$ 3.00